Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 43,015	$ 36,711
Trade receivables	681	936
Inventories	1,869	2,014
Prepayments and other current assets	1	10
Total current assets	45,566	39,671
Property, plant and equipment, net	25,691	27,375
Deposits paid for acquisition of property, plant and equipment	103
Right-of-use assets	164	186
Deferred tax assets	596	488
Total non-current assets	26,554	28,049
Total assets	72,120	67,720
Current liabilities:
Bank overdraft		2,545
Short-term bank borrowings		141
Trade payables	28
Accruals and other payables	357	529
Lease liabilities, current portion	17	16
Income tax payable	13	125
Total current liabilities	1,837	4,478
Lease liabilities, non-current portion	179	200
Total non-current liabilities	179	200
Total liabilities	2,016	4,678
Shareholders’ equity
Ordinary shares (US$0.0008 par value, 125,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2023 and US$0.0008 par value, 125,000,000 shares authorized, 22,012,500 shares issued and outstanding as of December 31, 2024)	18	16
Receivables from shareholders	(3,210)	(3,210)
Share premium	11,745	4,861
Retained profits	64,707	62,619
Accumulated other comprehensive loss	(5,695)	(3,783)
Other reserves	2,539	2,539
Total shareholders’ equity	70,104	63,042
Total liabilities and shareholders’ equity	72,120	67,720
Related Party
Current liabilities:
Amounts due to related parties	$ 1,422	$ 1,122